Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22	SUBSEQUENT EVENTS

The Company has assessed all events and transactions that occurred after December 31, 2024 up through the date the Company issued these consolidated financial statements, there are not any material subsequent events that require disclosure in these consolidated financial statements. Other than the events disclosed below:

Acquisition of Mediaplus Venture Group Pte. Ltd.  (“Mediaplus”)

On January 2, 2025, Mediaplus Limited, a wholly owned subsidiary of the Company, incorporated in the British Virgin Islands, successfully acquired 5,400 ordinary shares of Mediaplus, obtaining a 54% voting interest in the Mediaplus. Prior to this acquisition, on October 21, 2024, Mediaplus Limited had entered into a share purchase agreement with two third-party individuals (the “Vendors”) to acquire the 5,400 ordinary shares. The total purchase consideration comprised both cash and 9,260 class A ordinary shares of the Company (“Consideration Shares”), which is to be allotted and issued to the Vendors. Mediaplus was incorporated in Singapore on August 12, 2024 and is principally engaged in the information technology consultancy business. Mediaplus have 4 subsidiaries who are principally engaged in the business of web design and development and digital marketing based in Singapore and Malaysia.

This strategic acquisition underscores the Company’s commitment to leveraging internal synergies and optimizing resources by bringing website development and digital marketing capabilities in-house. With Mediaplus’ expertise, the Company is well-positioned to enhance its digital presence while delivering cost-efficient solutions for its growing global client base.

Pursuant to the Share Purchase Agreement, the consideration for the Sale Shares (the “Consideration”) shall be S$1,350,000 (equal to $992,428) in total which S$1,325,000 (equal to $974,050) shall be paid in cash and S$25,000 ($18,378), in the form of the Consideration Shares, to be issued as soon as practicable after the Completion Date but in any event within three months from the Completion Date.

As of the date of the issuance of these consolidated financial statements, the Company had paid the cash consideration of S$1,325,000 (Equal to $974,050) and the consideration shares is expected to be transferred in April 2025.

The financial effects on this transaction have not been recognized as of December 31, 2024. The operating results and assets and liabilities of the acquired company will be consolidated from January 2, 2025.

The following tables summarizes the consideration transferred to acquired Mediaplus Venture at the date of acquisition:

Cash	$974,050
Consideration Shares	$16,205
Total consideration at fair value	$990,255

Certain disclosures such as the fair value of the identifiable net assets and the expected goodwill and the amount of non-controlling interest in the Mediaplus recognized at the date of acquisition and the measurement basis for that amount, among others, cannot be made given the proximity of the acquisition to the date of issuance of these consolidated financial statements. Consequently, the analysis required by IFRS 3 is still in progress.

Acquisition of Property Facility Services Pte. Ltd. (“PFS”)

On January 21, 2025, the Company entered into a sale and purchase agreements (“SPA”) with three third-parties individuals (the “Sellers”) to acquire 100% equity interest of PFS. PFS was incorporated in Singapore on May 19, 2001. This strategic acquisition strengthens YY Group’s position in the Integrated Facility Management (“IFM”) industry and lays the groundwork for a transformative approach to facility management services. By integrating PFS with the Company’s existing cleaning division and that of Hong Ye Group Pte. Ltd., the Company aims to create a comprehensive IFM division capable of delivering seamless, cost-effective, and sustainable solutions to the clients. The combined expertise and resources will position the Company as a leader in Singapore’s IFM sector, offering enhanced services tailored to evolving client needs. On February 3, 2025, the Company completed the acquisition of PFS.

Pursuant to SPA, the Company is obligated to pay an aggregate total of S$1,992,000 ($1,434,540) consideration in fair value as follow:

●	S$816,000 (equal to $599,868), in cash on acquisition date (the “Completion Payment”);

●	S$784,000 (equal to $576,343), in cash on the Deferred Payment Date, provided in the event that the total net asset value of PFS is less than S$500,000 (Equal to $367,566) as of December 31, 2024, the amount in cash payable by the Purchaser on the Deferred Payment Date shall be reduced by such amount of shortfall in the total net asset value of PFS (“Reduction”), provided that the Reduction does not exceed S$500,000 (Equal to USD $367,566);

●	S$392,000 ($288,172), in the form of the 143,516 Class A ordinary shares of the Company (“Consideration Shares”).

As of the date of the issuance of these financial statements, the Company had paid cash consideration of S$816,000 (Equal to $599,868). The remaining cash consideration and consideration shares is expected to be paid and transferred after one year since the completion date.

The financial effects on this transaction have not been recognized as of December 31, 2024. The operating results and assets and liabilities of the acquired company will be consolidated from February 3, 2025.

The following tables summarizes the consideration transferred to acquired PFS at the date of acquisition:

Cash	$1,176,211
Consideration Shares	$258,329
Total consideration at fair value	$1,434,540

Certain disclosures such as the fair value of the identifiable net assets and the expected goodwill, among others, cannot be made given the proximity of the acquisition to the date of issuance of these consolidated financial statements. Consequently, the analysis required by IFRS 3 is still in progress.

On February 3, 2025, the Company issued 2,150,000 Class A ordinary shares of the Company to certain employees, executive and consultants under the Company’s 2024 Share Incentive Plan.